Organization and Significant Accounting Policies - Anti-dilutive Securities (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Anti-dilutive securities outstanding that were excluded from the computation
Antidilutive securities	71	73	71	73
Stock options
Anti-dilutive securities outstanding that were excluded from the computation
Antidilutive securities	13	15	13	15
Common stock warrants - employee
Anti-dilutive securities outstanding that were excluded from the computation
Antidilutive securities	49	49	49	49
Common stock warrants - nonemployee
Anti-dilutive securities outstanding that were excluded from the computation
Antidilutive securities	9	9	9	9